DEBT - 2019 Convertible Debentures (Details) - 2019 Convertible Debentures - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 10, 2024	Dec. 31, 2024	Jun. 30, 2024
DEBT
Interest rate			4.65%
Aggregate principal amount	$ 9,800	$ 9,649
Amount of borrowings redeemed in shares	$ 35,900
Conversion of shares	7,184,000
Conversion price	$ 5
Redemption of debt instrument	$ 400